Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of breakdown for trade receivables
The following table provides a breakdown for trade receivables:

(Euro thousands)	At December 31,
	2021	2020
Trade receivables	167,003	147,546
Loss allowance	(6,643)	(8,717)
Total trade receivables	160,360	138,829
The following table provides a breakdown for the loss allowance relating to trade receivables:

(Euro thousands)	Loss allowance
At January 1, 2020	(5,635)
Provisions	(3,636)
Utilizations	96
Exchange differences and other	458
At December 31, 2020	(8,717)
Provisions	(496)
Utilizations	71
Releases	923
Disposition	207
Exchange differences and other	1,369
At December 31, 2021	(6,643)

Disclosure of Trade Receivable by Geographic Area
The following table shows trade receivables by geographic area:

(Euro thousands)	For the years ended December 31,
	2021	2020
EMEA (1)	62,412	51,102
of which Italy	32,089	28,847
North America (2)	18,061	28,940
of which United States	16,883	27,329
Latin America (3)	4,437	1,436
APAC (4)	75,450	57,351
of which Greater China Region	54,978	42,830
Total trade receivables	160,360	138,829
_________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.